Note 1 - Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	Basis of Presentation and General Information:

The accompanying unaudited interim condensed consolidated financial statements include the accounts of Top Ships Inc. and its wholly owned subsidiaries (collectively the “Company”). Ocean Holdings Inc. was formed on
January 10, 2000,
under the laws of Marshall Islands and was renamed to Top Tankers Inc. and Top Ships Inc. in
May 2004
and
December 2007,
respectively. The Company is an international provider of worldwide oil, petroleum products and bulk liquid chemicals transportation services.

As of
June 30, 2020,
the Company was the sole owner of all outstanding shares of the following subsidiary companies. The following list is not
exhaustive as the Company has other subsidiaries relating to vessels that have been sold and that remain dormant for the periods presented in these unaudited interim condensed consolidated financial statements as well as intermediary companies that are
100%
subsidiaries of the Company that own shipowning companies.

Companies	Date of Incorporation	Country of Incorporation	Activity
Top Tanker Management Inc.	May 2004	Marshall Islands	Management company

	Wholly owned Shipowning Companies (“SPCs”) with vessels in operation during six months ended June 30, 2020	Date of Incorporation	Country of Incorporation	Vessel	Built Date
1	Monte Carlo 71 Shipping Company Limited	June 2014	Marshall Islands	M/T Stenaweco Energy	July 2014
2	Monte Carlo One Shipping Company Ltd	June 2012	Marshall Islands	M/T Stenaweco Evolution	March 2015
3	Monte Carlo Seven Shipping Company Limited	April 2013	Marshall Islands	M/T Stenaweco Excellence	May 2016
4	Monte Carlo Lax Shipping Company Limited	May 2013	Marshall Islands	M/T Nord Valiant	August 2016
5	PCH77 Shipping Company Limited	September 2017	Marshall Islands	M/T Eco California	January 2019
6	PCH Dreaming Inc.	January 2018	Marshall Islands	M/T Eco Marina Del Ray	March 2019
7	South California Inc.	January 2018	Marshall Islands	M/T Eco Bel Air	April 2019
8	Malibu Warrior Inc.	January 2018	Marshall Islands	M/T Eco Beverly Hills	May 2019
9	Santa Catalina Inc.	December 2018	Marshall Islands	M/T Eco Los Angeles	February 2020
10	Santa Monica Marine Inc.	December 2018	Marshall Islands	M/T Eco City of Angels	February 2020

	Wholly owned SPCs with vessels under construction during six months ended June 30, 2020	Date of Incorporation	Country of Incorporation	Vessel	Scheduled delivery date
11	Trajan Investments Inc.	July, 2019	Marshall Islands	Eco Van Nuys (Hull No 2789 )	February 21
12	Hadrian Investments Inc.	July, 2019	Marshall Islands	Eco Santa Monica (Hull No 2790 )	February 21
13	Julius Caesar Investments Inc.	July, 2019	Marshall Islands	Eco Venice Beach (Hull No 2791 )	March 21
14	Roman Empire Inc.	February, 2020	Marshall Islands	Eco West Coast (Hull No 865 )	February 21
15	Athenean Empire Inc.	February, 2020	Marshall Islands	Eco Malibu (Hull No 866 )	May 21

As of
June 30, 2020,
the Company was the owner of
50%
of outstanding shares of the following companies.

	SPC	Date of Incorporation	Country of Incorporation	Vessel	Built Date
1	City of Athens Pte. Ltd.	November 2016	Singapore	M/T Eco Holmby Hills*	March 2018
2	Eco Nine Pte. Ltd.	March 2015	Singapore	M/T Eco Palm Springs*	May 2018
3	California 19 Inc.	May 2019	Marshall Islands	M/T Eco Yosemite Park	March 2020
4	California 20 Inc.	May 2019	Marshall Islands	M/T Eco Joshua Park	March 2020

*The M/T Holmby Hills and the M/T Palm Springs were sold on
March 26
and
17
April, 2020
respectively (see Note
13
)

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information. Accordingly, they do not
include all the information and notes required by U.S. GAAP for complete financial statements. These statements and the accompanying notes should be read in conjunction with the Company's Annual Report on Form
20
-F for the fiscal year ended
December 31, 2019,
filed with the U.S. Securities and Exchange Commission (the “SEC”) on
April 10, 2020.

These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the six
months ended
June 30, 2020
are
not
necessarily indicative of the results that might be expected for the fiscal year ending
December
31,
2020.

On
March 11, 2020,
the World Health Organization declared the recent novel coronavirus (“COVID-
19”
) outbreak a pandemic. In response to the pandemic, many countries, ports and organizations, including those where the Company conducts a large part of its operations, have implemented measures to combat the pandemic, such as quarantines and travel restrictions. Such measures have caused and will likely continue to cause severe trade disruptions. The extent to which COVID-
19
will impact the Company's results of operations and financial condition, including possible vessel impairments, will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may
emerge concerning the severity of the virus and the actions to contain or treat its impact, among others. Accordingly, an estimate of the impact cannot be made at this time.

On
May 6, 2020,
the Company acquired for
$18,000
from a company affiliated with the Company's CEO and President, Mr. Evangelos J. Pistiolis, a
100%
ownership interest in
three
Marshall Island companies that each had a newbuilding contract for the construction of one
scrubber-fitted
50,000
dwt eco MR product/chemical tanker, all currently under construction in Hyundai Mipo shipyard in South Korea, with attached time charters. The vessels, M/T Eco Van Nuys (Hull
No
2789
), M/T Eco Santa Monica (Hull
No
2790
) and M/T Eco Venice Beach (Hull
No
2791
) are scheduled to be delivered in the
first
quarter of
2021.
Each of the
three
product tankers have time charters with Central Tankers Chartering Inc, a company affiliated with Mr. Evangelos J. Pistiolis, for a firm term of five
years plus
two
additional optional years (Note
5
). Of the consideration payable,
$16,850
was paid in the
six
months ended
June 30, 2020
and the remaining
$1,150
is included in Due to related parties in the accompanying unaudited interim condensed consolidated balance sheets.

On
May 28, 2020,
the Company acquired for
$22,000
from a company affiliated with Mr. Evangelos J. Pistiolis, or the Suezmax Seller, a
50%
ownership interest in
two
Marshall Island companies (the “SPVs”) that each had a newbuilding contract for the construction of one
scrubber-fitted
157,000
dwt eco Suezmax tanker, M/T Eco West Coast (Hull
No
865
) and M/T Eco Malibu (Hull
No
866
), both currently under construction in Hyundai Heavy Industries shipyard in South Korea, with attached time charters. The two
tankers are scheduled to be delivered in
February
and
May 2021
respectively. The Company had the option to acquire the other
50%
ownership interest in both vessels from the Seller at the same price until
July 15, 2020.
On
June 18, 2020,
the Company exercised both purchase options for a consideration of
$22,000.
Upon their delivery, both vessels will enter into time charters with a major oil trader, for a firm term of three
years plus
two
additional optional years. The full amount of the consideration was paid in the six
months ended
June 30, 2020.

Each of the abovementioned acquisitions was approved by a special committee of the Company's board of directors (the “Special Committee”), of which all of the directors were independent and for each acquisition the Special Committee obtained a fairness opinion relating to the consideration of each transaction from an independent financial advisor. The Company accounted for the abovementioned acquisitions as a transfer of assets between entities under common control and has recognized the vessels at their historical carrying amounts at the date of transfer.

The amount of the consideration given in excess of the historical carrying value of the net assets acquired in the six
months ended
June 30, 2020
amounted to
$62,000
and is recognized as a reduction to the Company's additional paid in capital and presented as Excess of consideration over the carrying value of acquired assets in the Company's accompanying unaudited interim condensed consolidated statement of stockholders' equity

On
August 7, 2020,
the Company announced it would effect a
1
-for-
25
reverse stock split of its common stock. There will be
no
change in the number of authorized common shares of the Company, or the floor price of the Company's Series E Shares, or the number of votes of the Company's Series D Shares. All numbers of common share and earnings per share amounts, as well as warrant shares eligible for purchase under the Company's warrants, exercise price of said warrants and conversion prices of the Company's Series E Shares, in these unaudited interim condensed consolidated financial statements have been retroactively adjusted to reflect the
1
-for-
25
reverse stock split. The reverse stock split is expected to be effective on
August 10, 2020.